Operating Segments (Tables)	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The information below summarizes revenue and Segment Adjusted EBITDA for the three months ended September 30, 2025:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$227,745	$201,318	$429,063
Interest Revenue	383	4,369	4,752
Intersegment revenue (1)	3,807	—	3,807
	$231,935	$205,687	$437,622
Elimination of intersegment revenue (1)			$(3,807)
Total consolidated revenues			$433,815
Less:
Cost of services (excluding depreciation and amortization) (1)	$126,931	$59,921
Selling, general and administrative (2)	$57,240	$52,375
Segment Adjusted EBITDA	$47,764	$93,391	$141,155

The information below summarizes revenue and Segment Adjusted EBITDA for the three months ended September 30, 2024:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$235,534	$183,397	$418,931
Interest revenue	639	7,533	8,172
Intersegment revenue (1)	4,969	—	4,969
	$241,142	$190,930	$432,072
Elimination of intersegment revenue (1)			$(4,969)
Total consolidated revenues			$427,103
Less:
Cost of services (excluding depreciation and amortization) (1)	$129,770	$53,298
Selling, general and administrative (2)	$58,726	$53,513
Segment Adjusted EBITDA	$52,646	$84,119	$136,765

The information below summarizes revenue and Segment Adjusted EBITDA for the nine months ended September 30, 2025:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$667,385	$580,378	$1,247,763
Interest revenue	1,239	14,031	15,270
Intersegment revenue (1)	13,342	—	13,342
	$681,966	$594,409	$1,276,375
Elimination of intersegment revenue (1)			$(13,342)
Total consolidated revenues			$1,263,033
Less:
Cost of services (excluding depreciation and amortization) (1)	$388,362	$172,386
Selling, general and administrative (2)	$176,719	$163,424
Segment Adjusted EBITDA	$116,885	$258,599	$375,484

The information below summarizes revenue and Segment Adjusted EBITDA for the nine months ended September 30, 2024:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$711,770	$546,498	$1,258,268
Interest revenue	1,939	24,558	26,497
Intersegment revenue (1)	13,809	4	13,813
	$727,518	$571,060	$1,298,578
Elimination of intersegment revenue (1)			$(13,813)
Total consolidated revenues			$1,284,765
Less:
Cost of services (excluding depreciation and amortization) (1)	$387,118	$158,992
Selling, general and administrative (2)	$182,065	$162,262
Segment Adjusted EBITDA	$158,335	$249,806	$408,141

Reconciliation Of Adjusted EBITDA From Segments

A reconciliation of total segments Adjusted EBITDA to the Company’s income before taxes is as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
Segments Adjusted EBITDA	$141,155	$136,765	$375,484	$408,141
Unallocated corporate costs (3)	(14,555)	(18,978)	(48,717)	(59,432)
Depreciation and amortization	(68,771)	(70,088)	(204,622)	(207,028)
Share-based compensation	(5,895)	(12,690)	(24,811)	(35,015)
Restructuring and other costs	(12,738)	(340)	(26,420)	(1,520)
Impairment expense on goodwill and other assets	—	(119)	(1,295)	(795)
Other (expense) / income, net	(608)	(14,742)	(6,499)	2,010
(Loss) / gain on disposal of subsidiaries and other assets, net	(196)	(187)	254	(508)
Interest expense, net	(34,141)	(35,546)	(102,363)	(107,646)
Income / (loss) before taxes	$4,251	$(15,925)	$(38,989)	$(1,793)

(1)
Intersegment revenue and related eliminations are primarily for credit card transactions and deposits between segments
(2)
Selling, general and administrative excludes share-based compensation costs which are not included in our definition of Adjusted EBITDA.
(3)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company. These costs are presented within "Selling, general and administrative" expense in the unaudited condensed consolidated statements of comprehensive loss.